Derivative Instruments and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the U.S. dollar and the exchange rates between the U.S. dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2016	(0.71%)	1.27%	(5.28%)	2.36%	3.77	1.30
3/31/2017	0.92%	1.56%	(3.71%)	2.31%	3.63	1.33

(1)	Per Bank of Israel
(2)	Per Bank of Canada